Payden Low Duration Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (23%
)
1,871,539 Ally Bank Auto Credit-Linked Notes Series
2024-A 144A, 6.32%, 5/17/32 (a) $ 1,886
1,400,000 ARI Fleet Lease Trust 2024-B 144A, 5.26%,
4/15/33 (a) 1,423
1,900,000 BofA Auto Trust 2024-1A 144A, 5.31%,
6/17/30 (a) 1,940
8,197,845 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.61%,
8/19/38 (a)(b) 8,116
4,000,000 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 7.59%, 9/15/35 (a)(b) 4,039
2,850,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  2,869
1,337,303 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,313
8,544,693 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 7,879
1,800,000 Carvana Auto Receivables Trust 2021-P3,
1.03%, 6/10/27  1,701
2,400,000 Carvana Auto Receivables Trust 2023-P5 144A,
5.62%, 1/10/29 (a) 2,421
8,700,000 Carvana Auto Receivables Trust 2024-P1 144A,
5.05%, 4/10/29 (a) 8,735
3,150,000 Carvana Auto Receivables Trust 2024-P2,
5.33%, 7/10/29  3,186
3,760,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 3,538
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 6,859
7,650,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (a) 7,006
1,000,000 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 1,000
2,900,000 Enterprise Fleet Financing LLC 2024-2 144A,
5.61%, 4/20/28 (a) 2,958
8,033,983 Enterprise Fleet Financing LLC 2023-1 144A,
5.51%, 1/22/29 (a) 8,044
1,900,000 Enterprise Fleet Financing LLC 2024-1 144A,
5.16%, 9/20/30 (a) 1,927
1,652,046 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (a) 1,633
2,100,000 GM Financial Consumer Automobile Receivables
Trust 2024-1, 4.85%, 12/18/28  2,107
2,600,000 GreatAmerica Leasing Receivables Funding LLC
Series 2024-2 144A, 5.00%, 9/15/28 (a) 2,611
583,585 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.294%), 6.62%, 9/15/37 (a)(b) 585
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 7.24%, 12/15/39 (a)(b) 3,720
1,600,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 1,654
9,800,000 HPEFS Equipment Trust 2023-1A 144A,
5.41%, 2/22/28 (a) 9,810
3,100,000 HPEFS Equipment Trust 2024-2A 144A,
5.36%, 10/20/31 (a) 3,125
30,013 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (a) 30
1,000,000 Kubota Credit Owner Trust 2024-2A 144A,
5.19%, 5/15/30 (a) 1,015
Principal
or Shares Security Description
Value
(000)
4,264,475 LCCM Trust 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
6.64%, 12/13/38 (a)(b) $ 4,214
3,208,181 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 6.74%, 7/15/36 (a)(b) 3,193
1,213,378 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 1,135
4,561,198 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 3,949
4,904,949 Navient Private Education Refi Loan Trust 2022-
A 144A, 2.23%, 7/15/70 (a) 4,412
6,500,000 Nissan Master Owner Trust Receivables 2024-B
144A, 5.05%, 2/15/29 (a) 6,556
8,055,790 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (a) 7,615
3,450,000 OCP CLO Ltd. 2014-6A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
7.19%, 10/17/30 (a)(b) 3,455
6,500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 6,468
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 6.10%,
6/16/36 (a)(b) 8,402
4,350,000 OneMain Financial Issuance Trust 2023-2A
144A, 5.84%, 9/15/36 (a) 4,447
4,150,000 PFS Financing Corp. 2024-B 144A, 4.95%,
2/15/29 (a) 4,169
882,933 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 882
541,162 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 5.92%, 8/16/32 (a) 541
396,852 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 6.79%, 8/16/32 (a) 398
2,250,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 5.64%, 12/15/33 (a) 2,268
200,164 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 199
5,200,000 Santander Drive Auto Receivables Trust 2023-4,
5.73%, 4/17/28  5,228
2,733,515 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 2,756
2,500,000 Santander Drive Auto Receivables Trust 2024-2,
5.78%, 7/16/29  2,547
3,219,498 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 2,780
5,381,352 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 4,664
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 4,226
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,258
5,000,000 Switch ABS Issuer LLC 2024-2A 144A, 5.44%,
6/25/54 (a) 4,960
4,598,438 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 4,561
4,800,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 4,771
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 6,262
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 1,034

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
2,000,000 Westlake Automobile Receivables Trust 2021-
3A 144A, 2.12%, 1/15/27 (a) $ 1,938
10,000,000 Westlake Automobile Receivables Trust 2023-
2A 144A, 5.80%, 2/16/27 (a) 10,022
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,100
Total Asset Backed (Cost - $232,072)
227,540
Commercial Paper(c) (4%
)
7,500,000 AT&T Inc. , 5.53%, 9/26/24  7,436
7,500,000 Canadian National Railway Company Co. ,
5.50%, 8/29/24  7,467
10,000,000 Centerpoint Energy Inc. , 5.36%, 8/01/24  9,999
7,500,000 Glencore Funding LLC , 5.56%, 8/05/24  7,494
4,000,000 Mondelez International, Inc. , 5.44%, 8/01/24  3,999
Total Commercial Paper (Cost - $36,400)
36,395
Corporate Bond (33%
)
Financial  (17%)
2,400,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 6.34%, 9/18/27 (a)(b) 2,456
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  5,059
4,576,000 Air Lease Corp. , 2.88%, 1/15/26  4,425
5,650,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.970%), 5.39%, 7/28/27 (b) 5,704
2,715,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.04%, 7/26/28 (b) 2,734
4,945,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 5,010
4,000,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (b) 4,038
6,270,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 6,183
4,995,000 Banque Federative du Credit Mutuel SA 144A,
5.90%, 7/13/26 (a) 5,090
2,225,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 2,235
1,690,000 Blackstone Private Credit Fund , 2.70%, 1/15/25  1,666
5,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26 (d) 4,700
2,160,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,119
1,520,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,438
285,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 287
3,245,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 3,274
2,165,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (a) 2,127
2,605,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 2,716
1,540,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.450%), 6.06%, 10/24/25 (b) 1,537
3,000,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 1.020%), 5.28%, 1/26/26 (b)
(d) 2,991
5,605,000 Credit Agricole SA 144A, 5.59%, 7/05/26 (a) 5,679
1,960,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b) 1,985
Principal
or Shares Security Description
Value
(000)
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (a) $ 7,949
2,030,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 2,020
1,270,000 Franklin BSP Capital Corp. 144A, 7.20%,
6/15/29 (a) 1,292
720,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 726
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,942
4,300,000 Goldman Sachs Bank USA , (U.S. Secured
Overnight Financing Rate + 0.777%), 5.28%,
3/18/27 (b) 4,318
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,513
4,655,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.075%), 5.80%,
8/10/26 (b) 4,678
3,540,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) 3,508
1,390,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 1,396
2,515,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.98%, 7/22/28 (b) 2,528
1,220,000 KeyBank N.A. , 4.70%, 1/26/26 (d) 1,206
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 3,384
710,000 Main Street Capital Corp. , 6.95%, 3/01/29  735
6,245,000 Manufacturers & Traders Trust Co. , 4.65%,
1/27/26  6,189
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 2,207
2,905,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.770%), 6.14%, 10/16/26 (b) 2,938
2,545,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.930%), 4.97%,
7/14/28 (b) 2,558
4,865,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.036%), 5.60%,
7/02/27 (b) 4,917
1,440,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 1,455
1,560,000 OneMain Finance Corp. , 7.13%, 3/15/26  1,588
985,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b) 994
615,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 616
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,168
795,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 806
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,714
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,504
1,570,000 Starwood Property Trust Inc. , 4.75%, 3/15/25  1,558
6,385,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  6,428
2,240,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 2,302
1,700,000 VICI Properties LP/VICI Note Co. Inc. 144A,
3.50%, 2/15/25 (a) 1,677

Principal
or Shares Security Description
Value
(000)
5,365,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) $ 5,308
3,525,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.560%), 4.54%, 8/15/26 (b) 3,498
1,930,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 1,968
615,000 XHR LP 144A, 6.38%, 8/15/25 (a) 616
171,657
Industrial  (10%)
360,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 368
1,020,000 AGCO Corp. , 5.45%, 3/21/27  1,034
1,595,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 1,544
1,550,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,514
1,735,000 AutoZone Inc. , 5.05%, 7/15/26  1,745
1,200,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (a) 1,206
1,900,000 Boeing Co. 144A, 6.26%, 5/01/27 (a) 1,942
1,600,000 Campbell Soup Co. , 5.20%, 3/19/27 (d) 1,624
1,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 1,507
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,378
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,315
2,940,000 Concentrix Corp. , 6.65%, 8/02/26 (d) 3,008
960,000 CVS Health Corp. , 5.00%, 2/20/26  960
1,770,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (a) 1,786
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,349
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,653
580,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  579
2,250,000 GE HealthCare Technologies Inc. , 5.60%,
11/15/25  2,263
2,065,000 General Motors Financial Co. Inc. , 5.40%,
4/06/26  2,076
1,315,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  1,330
3,130,000 General Motors Financial Co. Inc. , 5.35%,
7/15/27  3,163
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,719
1,770,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 1,788
580,000 Graphic Packaging International LLC , 4.13%,
8/15/24  579
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,378
800,000 Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a) 828
985,000 Hyundai Capital America 144A, 6.25%,
11/03/25 (a) 998
6,240,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) 6,309
2,230,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (a) 2,244
1,525,000 Icon Investments Six DAC , 5.81%, 5/08/27  1,556
2,300,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  2,337
1,550,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 1,509
680,000 Meritage Homes Corp. , 5.13%, 6/06/27  681
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a)(d) 3,777
Principal
or Shares Security Description
Value
(000)
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  $ 1,347
1,025,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,035
75,000 Phinia Inc. 144A, 6.75%, 4/15/29 (a) 77
2,610,000 Qorvo Inc. , 1.75%, 12/15/24  2,568
2,945,000 Regal Rexnord Corp. , 6.05%, 2/15/26  2,969
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 5,154
1,550,000 Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a) 1,474
1,070,000 Smith & Nephew PLC , 5.15%, 3/20/27  1,080
1,550,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 1,518
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  829
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,373
1,565,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,581
1,605,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a)(d) 1,585
4,590,000 Volkswagen Group of America Finance LLC
144A, 5.70%, 9/12/26 (a) 4,656
3,590,000 Volkswagen Group of America Finance LLC
144A, 5.30%, 3/22/27 (a) 3,632
5,070,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  4,830
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,315
103,070
Utility  (6%)
1,365,000 Aethon United BR LP/Aethon United Finance
Corp. 144A, 8.25%, 2/15/26 (a) 1,384
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 3,590
1,270,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 1,288
2,800,000 American Electric Power Co. Inc. , 5.70%,
8/15/25  2,811
725,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 745
2,608,619 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 2,625
1,430,000 Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a) 1,503
1,485,000 DTE Energy Co. , 4.95%, 7/01/27  1,491
3,585,000 Energy Transfer LP , 6.05%, 12/01/26  3,668
3,906,000 EQT Corp. 144A, 3.13%, 5/15/26 (a) 3,764
2,445,000 Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a) 2,480
935,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 954
1,305,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (a) 1,326
5,000,000 National Fuel Gas Co. , 5.50%, 10/01/26  5,046
1,930,000 ONEOK Inc. , 5.55%, 11/01/26  1,958
2,805,000 Ovintiv Inc. , 5.65%, 5/15/25  2,807
2,300,000 Plains All American Pipeline LP/PAA Finance
Corp. , 4.50%, 12/15/26  2,276
400,000 Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (a) 411
690,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 695
935,000 Summit Midstream Holdings LLC 144A, 8.63%,
10/31/29 (a) 956
550,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 566
1,550,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,495
3,830,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  3,833
990,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 1,011
1,010,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 7.13%, 3/15/29 (a) 1,028
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,644

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
3,650,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) $ 3,687
1,080,000 Williams Cos. Inc. , 5.40%, 3/02/26  1,088
56,130
Total Corporate Bond (Cost - $329,647)
330,857
Mortgage Backed (10%
)
117,695,357 Benchmark Mortgage Trust 2018-B6, 0.40%,
10/10/51 (e) 1,267
4,781,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.244%), 6.57%, 10/15/37 (a)(b) 4,733
2,462,393 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 7.12%, 2/15/39 (a)(b) 2,452
3,600,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
7.27%, 7/15/29 (a)(b) 3,583
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
6.34%, 10/15/36 (a)(b) 4,495
6,788,082 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
6.50%, 5/15/38 (a)(b) 6,489
21,695,213 Cantor Commercial Real Estate Lending 2019-
CF1, 1.12%, 5/15/52 (e) 795
1,373,674 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 1,398
900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 957
3,750,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.150%), 8.50%,
12/25/41 (a)(b) 3,885
2,161,121 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 7.90%,
7/25/42 (a)(b) 2,231
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.15%,
1/25/44 (a)(b) 2,727
2,600,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 7.15%,
2/25/44 (a)(b) 2,621
5,000,000 Connecticut Avenue Securities Trust 2024-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.34%,
7/25/44 (a)(b) 5,007
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 7.35%,
11/25/41 (a)(b) 13,245
6,473,619 Freddie Mac REMIC 5057, 1.00%, 4/15/54  5,864
1,433,478 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 6.20%,
9/25/41 (a)(b) 1,430
Principal
or Shares Security Description
Value
(000)
3,100,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 8.75%,
10/25/41 (a)(b) $ 3,218
3,000,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.650%), 9.00%,
11/25/41 (a)(b) 3,125
1,892,841 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 6.55%,
5/25/44 (a)(b) 1,897
4,213,605 Freddie Mac STACR REMIC Trust 2024-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 6.60%,
5/25/44 (a)(b) 4,224
2,030,111 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) 1,958
1,549,820 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (a)(e) 1,481
1,352,725 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) 1,294
867,693 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 6.95%, 4/25/34 (a)(b) 868
6,450,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 6.14%, 3/15/36 (a)(b) 6,269
3,699,296 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(e) 3,226
13,500 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 7.20%, 11/25/31 (a)(b) 14
3,100,000 Shelter Growth CRE Issuer Ltd. 2023-FL5 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.754%), 8.10%, 5/19/38 (a)(b) 3,126
Total Mortgage Backed (Cost - $96,423)
93,879
Municipal (1%
)
2,330,000 California Earthquake Authority A, 5.60%,
7/01/27  2,347
10,253,325 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  10,438
Total Municipal (Cost - $12,583)
12,785
U.S. Government Agency (1%
)
11,730,000 FHLB, 5.00%, 2/28/25
(Cost - $11,715) 11,737
U.S. Treasury (27%
)
3,555,000 U.S. Treasury Note , 3.00%, 7/15/25  3,498
8,015,000 U.S. Treasury Note , 5.00%, 9/30/25  8,046
16,350,000 U.S. Treasury Note , 5.00%, 10/31/25  16,425
21,067,000 U.S. Treasury Note , 4.00%, 2/15/26  20,926
41,261,000 U.S. Treasury Note , 3.75%, 4/15/26  40,840
134,953,000 U.S. Treasury Note , 4.38%, 8/15/26  135,238
8,080,000 U.S. Treasury Note , 4.00%, 1/15/27  8,050
3,485,000 U.S. Treasury Note , 4.50%, 4/15/27  3,519
13,435,000 U.S. Treasury Note , 4.50%, 5/15/27  13,575
11,920,000 U.S. Treasury Note , 4.63%, 6/15/27  12,100
Total U.S. Treasury (Cost - $261,074)
262,217

Principal
or Shares Security Description
Value
(000)
Investment Company (1%
)
14,713,389 Payden Cash Reserves Money Market Fund *
(Cost - $14,713)
$ 14,713
Total Investments (Cost - $994,627) (100%)
990,123
Liabilities in excess of Other Assets (0%)
(2,388)
Net Assets (100%) $ 987,735
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Yield to maturity at time of purchase.
(d) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $7,125 and the total market value of the collateral held by the Fund is $7,351. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 766 Sep-24 $ 157,311 $ 1,151 $ 1,151
U.S. Treasury 5-Year Note Future 25 Sep-24 2,697 52 52
a a
Total Futures
$1,203